Shareholders Information (Details) - shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of shareholders information [Line Items]
Number of shares	641,964,077	641,964,077	641,964,077
Percentage of ownership	100.00%
Government of the Republic of Korea
Disclosure of shareholders information [Line Items]
Number of shares	116,841,794
Percentage of ownership	18.20%
Korea Development Bank
Disclosure of shareholders information [Line Items]
Number of shares	211,235,264
Percentage of ownership	32.90%
Foreign investors
Disclosure of shareholders information [Line Items]
Number of shares	106,414,565
Percentage of ownership	16.58%
Other Shareholders
Disclosure of shareholders information [Line Items]
Number of shares	207,472,454
Percentage of ownership	32.32%